Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 15, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity terms	1 year
Available-for-sale securities in unrealized loss position	$ 0		$ 0
IPO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price		$ 27.00
IPO | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share price	$ 27.00